Notes receivable	12 Months Ended
Dec. 31, 2024
Notes receivable.
Notes receivable

5.Notes receivable

As of December 31, 2023 and 2024, notes receivable represent bank acceptance drafts that are non-interest bearing and due within 6 months of which nil and RMB300,000 were pledged as collateral for the Group’s notes payable, respectively.